General (Details) ₪ in Thousands, $ in Thousands	1 Months Ended			9 Months Ended
	Apr. 22, 2019	Jun. 19, 2017	Mar. 28, 2017 ILS (₪)	Sep. 30, 2021 ILS (₪)	Sep. 30, 2021 USD ($)
Disclosure Of Business Combinations Abstract
Percentage of grant			20.00%
Budget utilized towards the construction of factory			₪ 20,000
Terms and conditions for receipt of the grant, description			The receipt of the Grant was subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law,1959. The terms and conditions included, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility’s fixed assets would be financed by additional share capital; (b) the Company would maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.
Description of contract agreement		the Company entered into a Finance Contract with the European Investment bank (EIB) for a total amount of € 20,000 (approximately $ 23,200) and up to 50% of the Company’s expected cost of developing and marketing the Company’s product candidate, M-001. In addition, as repayment features, EIB was entitled to receive the higher between 3% of any M-001 sales revenues for a period of ten years, or realizing a cash-on-cash multiple of 2.8 times.
Financing agreement description	the EIB agreed to expand the 2017 financing agreement to the Company by an additional € 4,000 to a total of € 24,000 (approximately $ 27,600).
EIB loan				₪ 64,488	$ 19,971
Description of financial information				In the nine months ended September 30, 2021, the Company incurred a loss of NIS 29,225 ($ 9,051) and negative cash flows from operating activities of NIS 17,961 ($ 5,563) and it has an accumulated deficit of NIS 354,018 ($ 109,637) as of that date.